DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Deposits And Prepayments
SCHEDULE OF DEPOSITS AND PREPAYMENTS

Deposits and prepayments consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Prepaid rent	—	243,440	31,277
Prepaid building management fee	32,633	35,143	4,515
Prepaid governmental rent and rates	53,550	51,300	6,591
Rental deposit	516,384	516,384	66,345
Deposit on building management fee	130,532	130,532	16,771
Refund of rental deposit	141,100	—	—
Others	11,249	11,374	1,461
Total	885,448	988,173	126,960